UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Aristotle/Saul Global Equity Fund

Class I shares (ARSOX)

Aristotle International Equity Fund

Class I shares (ARSFX)

Aristotle Strategic Credit Fund

Class I shares (ARSSX)

Aristotle Value Equity Fund

Class I shares (ARSQX)

Aristotle Small Cap Equity Fund

Class I shares (ARSBX)

Aristotle Core Equity Fund

Class I shares (ARSLX)

SEMI-ANNUAL REPORT

June 30, 2023

Aristotle Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments.	1
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	39
Notes to Financial Statements	46
Expense Examples	59

This report and the financial statements contained herein are provided for the general information of the shareholders of the Aristotle Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.aristotlefunds.com

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	AUSTRIA — 1.1%
19,700	Erste Group Bank A.G.	$689,844

	CANADA — 6.2%
31,600	Brookfield Corp.	1,063,829
46,800	Cameco Corp.	1,465,679
21,500	Magna International, Inc.	1,213,460
		3,742,968

	FRANCE — 7.1%
38,900	Cie Generale des Etablissements Michelin SCA	1,148,662
1,670	LVMH Moet Hennessy Louis Vuitton S.E.	1,572,687
27,300	TotalEnergies S.E.	1,565,490
		4,286,839

	GERMANY — 7.7%
4,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,649,760
16,200	Nemetschek S.E.	1,213,409
1,350	Rational A.G.	976,702
7,600	Symrise A.G.	796,325
		4,636,196

	HONG KONG — 2.0%
120,200	AIA Group Ltd.	1,213,351

	IRELAND — 1.6%
11,400	Medtronic PLC	1,004,340

	JAPAN — 12.6%
26,500	FANUC Corp.	924,135
34,200	KDDI Corp.	1,054,714
62,400	Kubota Corp.	907,707
87,900	Mitsubishi UFJ Financial Group, Inc.	648,765
10,900	Nidec Corp.	592,609
32,300	Otsuka Holdings Co., Ltd.	1,179,897
38,800	Pan Pacific International Holdings Corp.	691,863
17,700	Sony Group Corp.	1,590,357
		7,590,047

	KOREA (REPUBLIC OF-SOUTH) — 2.7%
35,700	Samsung Electronics Co., Ltd.	1,612,074

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.6%
9,200	Heineken N.V.	$945,500

	SINGAPORE — 2.1%
54,346	DBS Group Holdings Ltd.	1,266,225

	SWEDEN — 1.3%
32,100	Assa Abloy A.B. - Class B	770,848

	SWITZERLAND — 3.7%
16,100	Alcon, Inc.	1,332,823
8,700	DSM-Firmenich A.G.*	936,266
		2,269,089

	UNITED KINGDOM — 4.1%
52,700	GSK PLC	929,512
195,300	Rentokil Initial PLC	1,525,393
		2,454,905

	UNITED STATES — 43.5%
3,400	Adobe, Inc.*	1,662,566
5,600	Amgen, Inc.	1,243,312
19,200	Coca-Cola Co.	1,156,224
5,900	Danaher Corp.	1,416,000
14,900	Dolby Laboratories, Inc. - Class A	1,246,832
15,200	FirstCash Holdings, Inc.	1,418,616
12,100	FMC Corp.	1,262,514
4,800	General Dynamics Corp.	1,032,720
5,100	Honeywell International, Inc.	1,058,250
19,900	Lennar Corp. - Class A	2,493,669
4,100	Martin Marietta Materials, Inc.	1,892,929
22,800	Microchip Technology, Inc.	2,042,652
7,900	Microsoft Corp.	2,690,266
39,400	Norwegian Cruise Line Holdings Ltd.*	857,738
12,700	Oshkosh Corp.	1,099,693
7,800	PayPal Holdings, Inc.*	520,494
6,500	Procter & Gamble Co.	986,310
9,100	QUALCOMM, Inc.	1,083,264
12,600	RPM International, Inc.	1,130,598
		26,294,647

	Total Common Stocks
	(Cost $43,056,146)	58,776,873

Aristotle/Saul Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.5%
892,133	Goldman Sachs Financial Square Government Fund - Institutional, 4.95%[1]	$892,133
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $892,133)	892,133

	TOTAL INVESTMENTS — 98.8%
	(Cost $43,948,279)	59,669,006

	Other Assets in Excess of Liabilities — 1.2%	710,439
	TOTAL NET ASSETS — 100.0%	$60,379,445

PLC –	Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	23.6%
Industrials	13.7%
Financials	13.2%
Consumer Discretionary	12.1%
Health Care	11.8%
Materials	8.4%
Consumer Staples	7.8%
Energy	5.0%
Communications	1.7%
Total Common Stocks	97.3%
Short-Term Investments	1.5%
Total Investments	98.8%
Other Assets in Excess of Liabilities	1.2%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.2%
	AUSTRIA — 1.8%
202,500	Erste Group Bank A.G.	$7,091,035

	CANADA — 8.4%
420,600	Brookfield Corp.	14,159,692
332,300	Cameco Corp.	10,406,950
163,600	Magna International, Inc.	9,235,842
		33,802,484

	FRANCE — 16.0%
114,200	Amundi S.A.[1]	6,735,607
307,300	Cie Generale des Etablissements Michelin SCA	9,074,136
307,500	Dassault Systemes S.E.	13,631,806
15,800	LVMH Moet Hennessy Louis Vuitton S.E.	14,879,310
67,800	Safran S.A.	10,613,911
170,100	TotalEnergies S.E.	9,754,207
		64,688,977

	GERMANY — 8.3%
40,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	14,997,818
146,600	Nemetschek S.E.	10,980,602
73,000	Symrise A.G.	7,648,909
		33,627,329

	HONG KONG — 2.2%
882,800	AIA Group Ltd.	8,911,368

	IRELAND — 6.9%
59,800	Accenture PLC - Class A	18,453,084
251,100	Experian PLC	9,624,331
		28,077,415

	JAPAN — 15.4%
248,700	FANUC Corp.	8,672,916
315,400	KDDI Corp.	9,726,809
411,800	Kubota Corp.	5,990,285
98,700	Nidec Corp.	5,366,101
182,600	Otsuka Holdings Co., Ltd.	6,670,256
600,500	Pan Pacific International Holdings Corp.	10,707,831
166,500	Sony Group Corp.	14,960,134
		62,094,332

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.3%
173,000	Samsung Electronics Co., Ltd.	$9,479,452

	NETHERLANDS — 4.6%
104,100	Akzo Nobel N.V.	8,487,944
99,400	Heineken N.V.	10,215,509
		18,703,453

	PERU — 2.7%
72,500	Credicorp Ltd.	10,703,900

	SINGAPORE — 2.5%
434,700	DBS Group Holdings Ltd.	10,128,214

	SWEDEN — 1.8%
307,200	Assa Abloy A.B. - Class B	7,377,084

	SWITZERLAND — 7.1%
143,500	Alcon, Inc.	11,879,511
72,700	DSM-Firmenich A.G.*	7,823,738
90,100	Novartis A.G.	9,059,323
		28,762,572

	UNITED KINGDOM — 16.2%
221,700	Ashtead Group PLC	15,328,103
177,400	Coca-Cola Europacific Partners PLC	11,429,882
445,100	GSK PLC	7,850,583
2,713,100	Haleon PLC	11,103,587
1,486,100	Rentokil Initial PLC	11,607,207
160,400	Unilever PLC	8,350,812
		65,670,174

	Total Common Stocks
	(Cost $344,399,956)	389,117,789

Aristotle International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 3.5%
14,039,836	Goldman Sachs Financial Square Government Fund - Institutional, 4.95%[2]	$14,039,836
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,039,836)	14,039,836

	TOTAL INVESTMENTS — 99.7%
	(Cost $358,439,792)	403,157,625

	Other Assets in Excess of Liabilities — 0.3%	1,371,425
	TOTAL NET ASSETS — 100.0%	$404,529,050

PLC –	Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,735,607, which represents 1.7% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.4%
Financials	18.0%
Consumer Staples	14.7%
Industrials	14.7%
Health Care	8.8%
Consumer Discretionary	8.2%
Materials	6.6%
Energy	2.4%
Communications	2.4%
Total Common Stocks	96.2%
Short-Term Investments	3.5%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 94.2%
	COMMUNICATIONS — 7.4%
$70,000	CCO Holdings LLC / CCO Holdings Capital Corp. 4.500%, 5/1/2032[1]	$55,898
83,000	Discovery Communications LLC 3.625%, 5/15/2030[1]	72,820
108,000	Hughes Satellite Systems Corp. 6.625%, 8/1/2026	100,980
111,000	Lamar Media Corp. 4.875%, 1/15/2029[1]	103,230
67,000	Sprint Capital Corp. 8.750%, 3/15/2032	80,984
100,000	Telecom Italia Capital S.A. 6.375%, 11/15/2033[2]	84,711
68,000	Verizon Communications, Inc. 2.550%, 3/21/2031[1]	56,732
		555,355

	CONSUMER DISCRETIONARY — 25.7%
76,000	Air Canada 2020-1 Class C Pass-Through Trust 10.500%, 7/15/2026[2,3]	81,510
96,000	Asbury Automotive Group, Inc. 4.750%, 3/1/2030[1]	85,322
55,000	Bath & Body Works, Inc. 6.694%, 1/15/2027	55,287
121,000	Beazer Homes USA, Inc. 5.875%, 10/15/2027[1]	112,833
85,000	Boyd Gaming Corp. 4.750%, 12/1/2027[1]	80,539
111,000	Carnival Corp. 7.200%, 10/1/2023[2]	110,861
82,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op 6.500%, 10/1/2028[1]	79,965
90,000	Cinemark USA, Inc. 5.875%, 3/15/2026[1,3]	85,388
77,000	Dana, Inc. 5.625%, 6/15/2028[1]	72,368
113,000	Goodyear Tire & Rubber Co. 5.000%, 5/31/2026[1]	110,462
122,000	Griffon Corp. 5.750%, 3/1/2028[1]	114,074
78,350	JetBlue 2020-1 Class B Pass-Through Trust 7.750%, 5/15/2030	78,528

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$123,000	Marriott Ownership Resorts, Inc. 4.750%, 1/15/2028[1]	$110,700
136,000	MGM Resorts International 4.750%, 10/15/2028[1]	123,456
30,000	Newell Brands, Inc. 4.700%, 4/1/2026[1]	28,139
50,000	Penske Automotive Group, Inc. 3.500%, 9/1/2025[1]	47,520
85,000	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[1]	83,831
110,000	Travel + Leisure Co. 6.000%, 4/1/2027[1]	106,777
101,000	Tri Pointe Homes, Inc. 5.250%, 6/1/2027[1]	95,792
133,617	United Airlines 2019-2 Class B Pass-Through Trust 3.500%, 11/1/2029	120,040
155,000	United Airlines Holdings, Inc. 4.875%, 1/15/2025	151,786
		1,935,178

	CONSUMER STAPLES — 1.4%
110,000	Edgewell Personal Care Co. 5.500%, 6/1/2028[1,3]	103,972

	ENERGY — 18.6%
79,000	Buckeye Partners LP 4.125%, 12/1/2027[1]	72,027
55,000	Cheniere Energy Partners LP 4.500%, 10/1/2029[1]	50,467
87,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.750%, 4/1/2025[1]	85,478
75,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.750%, 1/30/2028[1,3]	73,364
	Energy Transfer LP
47,000	6.500% (USD 5 Year Tsy+569 basis points)[1,4,5]	42,691
45,000	6.750% (USD 5 Year Tsy+513 basis points)[1,4,5]	40,051
64,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.250%, 5/15/2026[1]	60,605
25,000	7.750%, 2/1/2028[1]	23,779
85,000	Global Partners LP / GLP Finance Corp. 7.000%, 8/1/2027[1]	82,478
92,000	Hess Corp. 4.300%, 4/1/2027[1]	88,202

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$117,000	HollyFrontier Corp. 2.625%, 10/1/2023	$116,026
80,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 8/1/2026[1,3]	77,373
40,000	Matador Resources Co. 5.875%, 9/15/2026[1]	38,765
70,000	Murphy Oil Corp. 6.375%, 7/15/2028[1]	69,001
49,000	NuStar Logistics LP 5.750%, 10/1/2025[1]	47,773
60,000	Oceaneering International, Inc. 4.650%, 11/15/2024[1]	58,566
90,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[1]	80,616
82,000	PDC Energy, Inc. 6.125%, 9/15/2024[1]	81,959
106,000	Sunoco LP / Sunoco Finance Corp. 5.875%, 3/15/2028[1]	101,935
44,000	Targa Resources Corp. 4.200%, 2/1/2033[1]	38,910
80,000	Vermilion Energy, Inc. 6.875%, 5/1/2030[1,2,3]	73,710
		1,403,776

	FINANCIALS — 25.1%
149,000	Air Lease Corp. 4.125% (USD 5 Year Tsy+315 basis points)[1,4,5]	96,778
56,000	Ally Financial, Inc. 8.000%, 11/1/2031	58,070
145,000	Capital One Financial Corp. 4.985% (SOFR Rate+216 basis points), 7/24/2026[1,5]	140,518
	Citigroup, Inc.
70,000	6.250% (3-Month Term SOFR+478 basis points)[1,4,5]	68,882
80,000	7.375% (USD 5 Year Tsy+321 basis points)[1,4,5]	79,412
55,000	Crown Castle Inc. 3.300%, 7/1/2030[1]	48,579
55,000	Fidelity National Information Services, Inc. 5.100%, 7/15/2032[1]	53,347
52,000	Fifth Third Bancorp 6.361% (SOFR Index+219 basis points), 10/27/2028[1,5]	51,756
72,000	GLP Capital LP / GLP Financing II, Inc. 5.375%, 4/15/2026[1]	70,481

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$110,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.250%, 5/15/2027[1]	$94,520
44,000	MetLife, Inc. 10.750%, 8/1/2039[1]	56,791
	Morgan Stanley
55,000	6.296% (SOFR Rate+224 basis points), 10/18/2028[1,5]	56,500
21,000	5.948% (USD 5 Year Tsy+243 basis points), 1/19/2038[1,5]	20,718
103,000	Navient Corp. 5.875%, 10/25/2024	101,224
129,000	OneMain Finance Corp. 7.125%, 3/15/2026	126,745
87,000	Pacific Life Global Funding II 1.375%, 4/14/2026[3]	77,698
123,000	PNC Financial Services Group, Inc. 8.977% (3-Month USD Libor+368 basis points)[1,4,5]	122,877
65,000	Radian Group, Inc. 6.625%, 3/15/2025[1]	64,916
101,000	RHP Hotel Properties LP / RHP Finance Corp. 4.750%, 10/15/2027[1]	94,080
130,000	Service Properties Trust 4.500%, 3/15/2025[1]	122,803
127,000	Starwood Property Trust, Inc. 4.750%, 3/15/2025[1]	120,078
93,000	Tanger Properties LP 3.125%, 9/1/2026[1]	82,440
84,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[1,3]	78,589
		1,887,802

	HEALTH CARE — 4.8%
95,000	Centene Corp. 4.625%, 12/15/2029[1]	87,404
	Encompass Health Corp.
72,000	4.500%, 2/1/2028[1]	66,974
40,000	4.750%, 2/1/2030[1]	36,414
90,000	Tenet Healthcare Corp. 6.125%, 10/1/2028[1]	86,643
91,000	Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/2026[2]	81,403
		358,838

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS — 3.7%
$60,000	AECOM 5.125%, 3/15/2027[1]	$58,054
87,000	Spirit AeroSystems, Inc. 3.850%, 6/15/2026[1]	80,804
107,000	Titan International, Inc. 7.000%, 4/30/2028[1]	100,039
45,000	United Rentals North America, Inc. 4.000%, 7/15/2030[1]	39,860
		278,757

	MATERIALS — 3.5%
71,000	ATI Inc. 5.125%, 10/1/2031[1]	63,267
62,000	Carpenter Technology Corp. 7.625%, 3/15/2030[1]	62,700
70,000	Clearwater Paper Corp. 4.750%, 8/15/2028[1,3]	61,615
80,000	Mercer International, Inc. 5.500%, 1/15/2026[1]	74,868
		262,450

	TECHNOLOGY — 0.6%
45,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.400%, 6/1/2027[1,2]	43,493

	UTILITIES — 3.4%
75,000	AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/2026[1]	70,532
84,000	Edison International 8.125% (USD 5 Year Tsy+386 basis points), 6/15/2053[1,5]	85,718
105,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875%, 3/1/2027[1]	101,448
		257,698

	TOTAL CORPORATE BONDS
	(Cost $7,469,487)	7,087,319

Number of Shares
	PREFERRED STOCKS — 0.9%
	FINANCIALS — 0.9%
60	Wells Fargo & Co., 7.500%[4,6]	69,348
	TOTAL PREFERRED STOCKS
	(Cost $83,610)	69,348

Aristotle Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.7%
47,424	Goldman Sachs Financial Square Government Fund - Institutional, 4.95%[7]	$47,424
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $47,424)	47,424

	TOTAL INVESTMENTS — 95.8%
	(Cost $7,600,521)	7,204,091

	Other Assets in Excess of Liabilities — 4.2%	319,202
	TOTAL NET ASSETS — 100.0%	$7,523,293

LP	–	Limited Partnership

[1]	Callable.
[2]	Foreign security denominated in U.S. dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $713,219, which represents 9.5% of total net assets of the Fund.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Convertible security.
[7]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Consumer Discretionary	25.7%
Financials	25.1%
Energy	18.6%
Communications	7.4%
Health Care	4.8%
Industrials	3.7%
Materials	3.5%
Utilities	3.4%
Consumer Staples	1.4%
Technology	0.6%
Total Corporate Bonds	94.2%
Preferred Stocks
Financials	0.9%
Short-Term Investments	0.7%
Total Investments	95.8%
Other Assets in Excess of Liabilities	4.2%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	COMMUNICATIONS — 2.1%
172,600	Activision Blizzard, Inc.*	$14,550,180

	CONSUMER DISCRETIONARY — 5.0%
830,600	Cie Generale des Etablissements Michelin SCA - ADR[1]	12,243,044
174,000	Lennar Corp. - Class A	21,803,940
78	Lennar Corp. - Class B	8,813
		34,055,797

	CONSUMER STAPLES — 8.6%
266,200	Coca-Cola Co.	16,030,564
55,900	Constellation Brands, Inc. - Class A	13,758,667
102,100	Procter & Gamble Co.	15,492,654
175,500	Sysco Corp.	13,022,100
		58,303,985

	ENERGY — 4.1%
625,700	Coterra Energy, Inc.	15,830,210
122,700	Phillips 66	11,703,126
		27,533,336

	FINANCIALS — 15.1%
58,900	Ameriprise Financial, Inc.	19,564,224
146,100	Blackstone, Inc.	13,582,917
147,700	Capital One Financial Corp.	16,153,949
111,480	Cincinnati Financial Corp.	10,849,234
142,500	Commerce Bancshares, Inc.	6,939,750
106,300	Cullen/Frost Bankers, Inc.	11,430,439
1,392,500	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	10,262,725
91,600	PNC Financial Services Group, Inc.	11,537,020
57,963	U.S. Bancorp	1,915,097
		102,235,355

	HEALTH CARE — 11.7%
185,200	Alcon, Inc.[1]	15,206,772
68,400	Amgen, Inc.	15,186,168
76,200	Danaher Corp.	18,288,000
137,500	Medtronic PLC[1]	12,113,750
163,000	Merck & Co., Inc.	18,808,570
		79,603,260

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 11.7%
62,100	General Dynamics Corp.	$13,360,815
79,200	Honeywell International, Inc.	16,434,000
106,500	Oshkosh Corp.	9,221,835
60,200	Parker-Hannifin Corp.	23,480,408
148,800	Xylem, Inc.	16,757,856
		79,254,914

	MATERIALS — 11.2%
423,000	Corteva, Inc.	24,237,900
80,100	Ecolab, Inc.	14,953,869
48,600	Martin Marietta Materials, Inc.	22,438,134
159,100	RPM International, Inc.	14,276,043
		75,905,946

	REAL ESTATE — 3.4%
104,700	Crown Castle, Inc. - REIT	11,929,518
161,581	Equity LifeStyle Properties, Inc. - REIT	10,808,153
		22,737,671

	TECHNOLOGY — 20.8%
46,900	Adobe, Inc.*	22,933,631
61,100	ANSYS, Inc.*	20,179,497
74,000	Autodesk, Inc.*	15,141,140
241,600	Microchip Technology, Inc.	21,644,944
88,000	Microsoft Corp.	29,967,520
128,300	QUALCOMM, Inc.	15,272,832
180,200	Sony Group Corp. - ADR[1]	16,225,208
		141,364,772

	UTILITIES — 4.7%
146,500	Atmos Energy Corp.	17,043,810
242,900	Xcel Energy, Inc.	15,101,093
		32,144,903

	TOTAL COMMON STOCKS
	(Cost $563,805,921)	667,690,119

Aristotle Value Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 1.5%
10,227,726	Goldman Sachs Financial Square Government Fund - Institutional, 4.95%[2]	$10,227,726
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,227,726)	10,227,726

	TOTAL INVESTMENTS — 99.9%
	(Cost $574,033,647)	677,917,845

	Other Assets in Excess of Liabilities — 0.1%	685,106
	TOTAL NET ASSETS — 100.0%	$678,602,951

ADR	–	American Depository Receipt
PLC	–	Public Limited Company
REIT	–	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	20.8%
Financials	15.1%
Health Care	11.7%
Industrials	11.7%
Materials	11.2%
Consumer Staples	8.6%
Consumer Discretionary	5.0%
Utilities	4.7%
Energy	4.1%
Real Estate	3.4%
Communications	2.1%
Total Common Stocks	98.4%
Short-Term Investments	1.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.2%
	COMMUNICATIONS — 1.9%
31,320	ATN International, Inc.	$1,146,312
24,732	World Wrestling Entertainment, Inc. - Class A	2,682,680
		3,828,992

	CONSUMER DISCRETIONARY — 5.0%
118,023	1-800-Flowers.com, Inc. - Class A*	920,579
33,727	Carter's, Inc.	2,448,580
113,021	Designer Brands, Inc.	1,141,512
34,208	KB Home	1,768,896
60,923	Liquidity Services, Inc.*	1,005,230
43,450	Monro, Inc.	1,765,373
59,784	Wolverine World Wide, Inc.	878,227
		9,928,397

	CONSUMER STAPLES — 3.5%
25,608	Chefs' Warehouse, Inc.*	915,742
64,308	Herbalife Ltd.*,1	851,438
8,889	J & J Snack Foods Corp.	1,407,662
46,691	Nu Skin Enterprises, Inc. - Class A	1,550,141
44,380	TreeHouse Foods, Inc.*	2,235,865
		6,960,848

	ENERGY — 2.5%
256,813	NexTier Oilfield Solutions, Inc.*	2,295,908
120,995	Oceaneering International, Inc.*	2,262,606
271,225	Ring Energy, Inc.*	463,795
		5,022,309

	FINANCIALS — 9.2%
42,042	BankUnited, Inc.	906,005
20,318	Banner Corp.	887,287
25,745	Berkshire Hills Bancorp, Inc.	533,694
83,113	BRP Group, Inc. - Class A*	2,059,540
102,506	Byline Bancorp, Inc.	1,854,334
50,869	Customers Bancorp, Inc.*	1,539,296
35,374	eHealth, Inc.*	284,407
61,592	Flushing Financial Corp.	756,966
78,134	National Bank Holdings Corp. - Class A	2,269,011
51,735	Pacific Premier Bancorp, Inc.	1,069,880
30,322	Texas Capital Bancshares, Inc.*	1,561,583
51,196	United Community Banks, Inc.	1,279,388
68,310	Veritex Holdings, Inc.	1,224,798

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
30,149	Voya Financial, Inc.	$2,161,985
		18,388,174

	HEALTH CARE — 15.9%
62,030	Acadia Healthcare Co., Inc.*	4,940,069
59,415	Avid Bioservices, Inc.*	830,028
8,873	Charles River Laboratories International, Inc.*	1,865,548
5,760	Chemed Corp.	3,120,019
134,281	Coherus Biosciences, Inc.*	573,380
76,727	Cross Country Healthcare, Inc.*	2,154,494
26,907	Enhabit, Inc.*	309,430
18,163	Haemonetics Corp.*	1,546,398
34,561	HealthEquity, Inc.*	2,182,181
55,887	Merit Medical Systems, Inc.*	4,674,389
30,357	ModivCare, Inc.*	1,372,440
49,017	Pediatrix Medical Group, Inc.*	696,532
72,957	PetIQ, Inc. - Class A*	1,106,758
44,573	Prestige Consumer Healthcare, Inc.*	2,648,973
22,351	QuidelOrtho Corp.*	1,852,004
65,399	Supernus Pharmaceuticals, Inc.*	1,965,894
		31,838,537

	INDUSTRIALS — 35.6%
34,229	Advanced Energy Industries, Inc.	3,814,822
54,367	AerCap Holdings NV*,1	3,453,392
31,833	Albany International Corp. - Class A	2,969,382
237,777	Ardmore Shipping Corp.[1]	2,936,546
35,209	ASGN, Inc.*	2,662,857
72,770	AZEK Co., Inc.*	2,204,203
22,399	AZZ, Inc.	973,461
60,554	Barnes Group, Inc.	2,554,773
36,419	Belden, Inc.	3,483,477
41,622	Capital Product Partners LP1	571,054
25,367	Casella Waste Systems, Inc. - Class A*	2,294,445
48,119	Columbus McKinnon Corp.	1,956,037
40,849	Dycom Industries, Inc.*	4,642,489
142,239	Enviri Corp.*	1,403,899
6,980	FTI Consulting, Inc.*	1,327,596
19,345	GXO Logistics, Inc.*	1,215,253
56,704	Huron Consulting Group, Inc.*	4,814,737
31,946	International Seaways, Inc.[1]	1,221,615
49,447	Itron, Inc.*	3,565,129

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
45,648	KBR, Inc.	$2,969,859
60,024	Matthews International Corp. - Class A	2,558,223
43,562	Mercury Systems, Inc.*	1,506,810
15,644	Novanta, Inc.*,1	2,880,060
74,946	SP Plus Corp.*	2,931,138
36,681	Titan Machinery, Inc.*	1,082,090
123,578	U.S. Xpress Enterprises, Inc. - Class A*	758,769
61,292	Viad Corp.*	1,647,529
68,657	Wabash National Corp.	1,760,365
25,014	Westinghouse Air Brake Technologies Corp.	2,743,285
46,624	WillScot Mobile Mini Holdings Corp.*	2,228,161
		71,131,456

	MATERIALS — 2.9%
112,379	Alamos Gold, Inc. - Class A1	1,339,558
45,167	Silgan Holdings, Inc.	2,117,881
62,864	Summit Materials, Inc. - Class A*	2,379,402
		5,836,841

	REAL ESTATE — 4.5%
111,785	Armada Hoffler Properties, Inc. - REIT	1,305,649
53,414	Community Healthcare Trust, Inc. - REIT	1,763,730
79,528	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	1,988,200
30,534	JBG SMITH Properties - REIT	459,232
27,473	Safehold, Inc. - REIT	651,934
78,957	STAG Industrial, Inc. - REIT	2,832,977
		9,001,722

	TECHNOLOGY — 10.6%
87,028	ACI Worldwide, Inc.*	2,016,439
7,092	Aspen Technology, Inc.*	1,188,690
60,008	Benchmark Electronics, Inc.	1,550,007
85,825	Box, Inc. - Class A*	2,521,538
159,247	CalAmp Corp.*	168,802
8,699	Cerence, Inc.*	254,272
23,747	Euronet Worldwide, Inc.*	2,787,185
177,554	Infinera Corp.*	857,586
10,239	Insight Enterprises, Inc.*	1,498,375
134,938	Knowles Corp.*	2,436,980
52,536	MACOM Technology Solutions Holdings, Inc.*	3,442,684
4,220	Rogers Corp.*	683,345

Aristotle Small Cap Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
103,619	Sonos, Inc.*	$1,692,098
		21,098,001

	UTILITIES — 2.6%
44,076	ALLETE, Inc.	2,555,086
52,852	Unitil Corp.	2,680,125
		5,235,211

	TOTAL COMMON STOCKS
	(Cost $168,338,238)	188,270,488

	EXCHANGE-TRADED FUNDS — 2.6%
14,548	iShares Russell 2000 ETF	2,724,404
18,144	iShares Russell 2000 Value ETF	2,554,675
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,969,710)	5,279,079

	SHORT-TERM INVESTMENTS — 3.1%
6,221,039	Goldman Sachs Financial Square Government Fund - Institutional, 4.95%[2]	6,221,039
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,221,039)	6,221,039

	TOTAL INVESTMENTS — 99.9%
	(Cost $179,528,987)	199,770,606

	Other Assets in Excess of Liabilities — 0.1%	131,895
	TOTAL NET ASSETS — 100.0%	$199,902,501

LP	–	Limited Partnership
REIT	–	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	35.6%
Health Care	15.9%
Technology	10.6%
Financials	9.2%
Consumer Discretionary	5.0%
Real Estate	4.5%
Consumer Staples	3.5%
Materials	2.9%
Utilities	2.6%
Energy	2.5%
Communications	1.9%
Total Common Stocks	94.2%
Exchange-Traded Funds	2.6%
Short-Term Investments	3.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	COMMUNICATIONS — 6.2%
67,792	Alphabet, Inc. - Class A*	$8,114,702
11,576	Expedia Group, Inc.*	1,266,299
3,976	Netflix, Inc.*	1,751,388
		11,132,389

	CONSUMER DISCRETIONARY — 10.9%
52,095	Amazon.com, Inc.*	6,791,104
8,611	Dollar General Corp.	1,461,976
71,845	General Motors Co.	2,770,343
10,740	Home Depot, Inc.	3,336,274
14,064	Marriott International, Inc. - Class A	2,583,416
2,945	O'Reilly Automotive, Inc.*	2,813,358
		19,756,471

	CONSUMER STAPLES — 6.2%
6,823	Costco Wholesale Corp.	3,673,367
57,645	Darling Ingredients, Inc.*	3,677,175
7,766	Estee Lauder Cos., Inc. - Class A	1,525,087
12,100	PepsiCo, Inc.	2,241,162
		11,116,791

	ENERGY — 2.1%
67,840	Antero Resources Corp.*	1,562,355
64,779	Halliburton Co.	2,137,060
		3,699,415

	FINANCIALS — 11.4%
10,166	Ameriprise Financial, Inc.	3,376,738
74,061	Bank of America Corp.	2,124,810
19,312	Chubb Ltd.[1]	3,718,719
29,420	Intercontinental Exchange, Inc.	3,326,814
31,840	JPMorgan Chase & Co.	4,630,810
14,122	Visa, Inc. - Class A	3,353,692
		20,531,583

	HEALTH CARE — 16.1%
33,220	Abbott Laboratories	3,621,644
232,426	Adaptive Biotechnologies Corp.*	1,559,579
17,640	Becton, Dickinson and Co.	4,657,136
39,266	Bio-Techne Corp.	3,205,284
40,383	Bristol-Myers Squibb Co.	2,582,493

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
14,248	Cigna Group	$3,997,989
62,860	Guardant Health, Inc.*	2,250,388
10,419	Teleflex, Inc.	2,521,711
5,715	Thermo Fisher Scientific, Inc.	2,981,801
10,001	Zoetis, Inc.	1,722,272
		29,100,297

	INDUSTRIALS — 9.6%
28,458	AMETEK, Inc.	4,606,781
13,345	Chart Industries, Inc.*	2,132,397
14,054	Honeywell International, Inc.	2,916,205
16,785	Norfolk Southern Corp.	3,806,167
42,726	Spirit AeroSystems Holdings, Inc. - Class A	1,247,172
13,685	Trane Technologies PLC	2,617,393
		17,326,115

	MATERIALS — 1.7%
17,854	Avery Dennison Corp.	3,067,317

	REAL ESTATE — 1.3%
9,156	Alexandria Real Estate Equities, Inc. - REIT	1,039,114
11,041	Prologis, Inc.	1,353,958
		2,393,072

	TECHNOLOGY — 30.1%
11,167	Accenture PLC - Class A	3,445,913
78,065	Apple, Inc.	15,142,268
13,170	Applied Materials, Inc.	1,903,592
5,355	Broadcom, Inc.	4,645,088
17,679	Microchip Technology, Inc.	1,583,862
46,526	Microsoft Corp.	15,843,964
14,968	NVIDIA Corp.	6,331,763
6,220	ServiceNow, Inc.*	3,495,453
4,500	Synopsys, Inc.*	1,959,345
		54,351,248

	UTILITIES — 2.6%
13,927	American Water Works Co., Inc.	1,988,079

Aristotle Core Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
35,864	NextEra Energy, Inc.	$2,661,109
		4,649,188
	TOTAL COMMON STOCKS
	(Cost $141,742,903)	177,123,886
	SHORT-TERM INVESTMENTS — 1.9%
3,514,899	Goldman Sachs Financial Square Government Fund - Institutional, 4.95%[2]	3,514,899
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,514,899)	3,514,899

	TOTAL INVESTMENTS — 100.1%
	(Cost $145,257,802)	180,638,785

	Liabilities in Excess of Other Assets — (0.1)%	(203,591)
	TOTAL NET ASSETS — 100.0%	$180,435,194

PLC	–	Public Limited Company
REIT	–	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	30.1%
Health Care	16.1%
Financials	11.4%
Consumer Discretionary	10.9%
Industrials	9.6%
Communications	6.2%
Consumer Staples	6.2%
Utilities	2.6%
Energy	2.1%
Materials	1.7%
Real Estate	1.3%
Total Common Stocks	98.2%
Short-Term Investments	1.9%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2023 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Assets:
Investments, at cost	$43,948,279	$358,439,792	$7,600,521
Foreign currency, at cost	19,586	99,034	-
Investments, at value	$59,669,006	$403,157,625	$7,204,091
Foreign currency, at value	19,659	99,331	-
Cash	-	-	78
Receivables:
Investment securities sold	-	-	223,061
Fund shares sold	536,975	173,683	3,909
Dividends and interest	91,196	551,418	110,079
Reclaims receivable	131,335	960,396	-
Due from Advisor	-	-	21,073
Prepaid expenses	14,006	27,224	10,715
Total assets	60,462,177	404,969,677	7,573,006

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	6,976	68,681	-
Advisory fees	22,618	181,693	-
Shareholder servicing fees (Note 7)	-	101,094	-
Fund administration and accounting fees	7,491	33,133	549
Transfer agent fees and expenses	4,898	1,681	2,252
Custody fees	1,284	11,764	4,669
Auditing fees	10,326	10,284	11,395
Trustees' deferred compensation (Note 3)	9,911	11,619	9,163
Chief Compliance Officer fees	222	1,047	513
Trustees' fees and expenses	142	249	10,891
Accrued other expenses	18,864	19,382	10,281
Total liabilities	82,732	440,627	49,713

Net Assets	$60,379,445	$404,529,050	$7,523,293

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$41,887,909	$383,583,680	$8,287,030
Total distributable earnings (accumulated deficit)	18,491,536	20,945,370	(763,737)
Net Assets	$60,379,445	$404,529,050	$7,523,293

Class I:
Shares of beneficial interest issued and outstanding	4,184,740	31,746,755	792,940
Net asset value per share	$14.43	$12.74	$9.49

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2023 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Assets:
Investments, at cost	$574,033,647	$179,528,987	$145,257,802
Foreign currency, at cost	-	-	-
Investments, at value	$677,917,845	$199,770,606	$180,638,785
Foreign currency, at value	-	-	-
Cash	-	-	-
Receivables:
Investment securities sold	528,844	333,325	1,723,450
Fund shares sold	935,329	110,808	7,723
Dividends and interest	923,269	119,071	42,362
Reclaims receivable	98,625	-	-
Due from Advisor	-	-	18,922
Prepaid expenses	7,021	9,878	7,766
Total assets	680,410,933	200,343,688	182,439,008

Liabilities:
Payables:
Investment securities purchased	875,911	192,970	1,715,141
Fund shares redeemed	450,509	53,485	126,932
Advisory fees	310,053	104,006	72,301
Shareholder servicing fees (Note 7)	-	28,119	32,242
Fund administration and accounting fees	45,475	13,260	9,313
Transfer agent fees and expenses	4,963	3,693	2,980
Custody fees	18,452	9,073	9,921
Auditing fees	10,085	10,867	9,706
Trustees' deferred compensation (Note 3)	14,090	10,532	10,221
Chief Compliance Officer fees	453	228	346
Trustees' fees and expenses	580	366	222
Accrued other expenses	77,411	14,588	14,489
Total liabilities	1,807,982	441,187	2,003,814

Net Assets	$678,602,951	$199,902,501	$180,435,194

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$595,619,231	$185,414,457	$153,561,252
Total distributable earnings (accumulated deficit)	82,983,720	14,488,044	26,873,942
Net Assets	$678,602,951	$199,902,501	$180,435,194

Class I:
Shares of beneficial interest issued and outstanding	36,589,876	14,351,316	9,283,200
Net asset value per share	$18.55	$13.93	$19.44

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended June 30, 2023 (Unaudited)

	Aristotle/Saul Global Equity Fund	Aristotle International Equity Fund	Aristotle Strategic Credit Fund
Investment income:
Dividends (net of foreign withholding taxes of $59,084, $608,117 and $0, respectively)	$755,128	$5,459,487	$2,250
Interest	30,720	218,816	222,360
Total investment income	785,848	5,678,303	224,610

Expenses:
Advisory fees	230,079	1,332,597	19,493
Shareholder servicing fees (Note 7)	-	190,371	-
Fund administration and accounting fees	32,005	136,693	33,744
Transfer agent fees and expenses	9,253	14,256	8,113
Custody fees	9,169	46,787	3,707
Registration fees	10,413	22,811	9,917
Auditing fees	10,413	10,413	11,901
Legal fees	6,668	8,131	7,338
Trustees' fees and expenses	5,059	7,799	3,947
Miscellaneous	3,823	8,476	2,845
Chief Compliance Officer fees	3,108	5,108	5,459
Shareholder reporting fees	3,100	9,050	786
Insurance fees	1,193	1,339	1,144
Tax reclaim service fees	-	100	-
Total expenses	324,283	1,793,931	108,394
Advisory fees recovered (waived)	(61,336)	(270,864)	(19,493)
Other expenses absorbed	-	-	(63,186)
Net expenses	262,947	1,523,067	25,715
Net investment income (loss)	522,901	4,155,236	198,895

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,418,157	(10,299,059)	(231,581)
Foreign currency transactions	(3,961)	(21,416)	-
Net realized gain (loss)	2,414,196	(10,320,475)	(231,581)
Net change in unrealized appreciation/depreciation on:
Investments	3,903,550	48,891,911	293,526
Foreign currency translations	(1,697)	918	-
Net change in unrealized appreciation/depreciation	3,901,853	48,892,829	293,526
Net realized and unrealized gain (loss)	6,316,049	38,572,354	61,945

Net Increase (Decrease) in Net Assets from Operations	$6,838,950	$42,727,590	$260,840

See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months/Period Ended June 30, 2023 (Unaudited)

	Aristotle Value Equity Fund	Aristotle Small Cap Equity Fund	Aristotle Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $113,717, $829 and $0, respectively)	$6,787,826	$1,140,186	$1,001,637
Interest	334,501	154,212	83,859
Total investment income	7,122,327	1,294,398	1,085,496
Expenses:
Advisory fees	1,999,811	742,979	436,357
Shareholder servicing fees (Note 7)	-	108,970	104,726
Fund administration and accounting fees	220,573	65,826	59,015
Transfer agent fees and expenses	23,233	10,925	11,383
Custody fees	37,127	15,962	13,389
Registration fees	38,432	10,909	17,356
Auditing fees	10,413	10,413	9,571
Legal fees	7,301	6,256	6,447
Trustees' fees and expenses	10,609	6,970	6,171
Miscellaneous	34,962	4,699	7,397
Chief Compliance Officer fees	4,104	4,459	3,860
Shareholder reporting fees	16,489	4,786	3,515
Insurance fees	2,829	1,267	1,240
Tax reclaim service fees	-	-	-
Total expenses	2,405,883	994,421	680,427
Advisory fees recovered (waived)	(105,641)	(102,847)	(113,163)
Other expenses absorbed	-	-	-
Net expenses	2,300,242	891,574	567,264
Net investment income (loss)	4,822,085	402,824	518,232

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,786,046)	(181,958)	(5,972,215)
Foreign currency transactions	-	-	-
Net realized gain (loss)	(12,786,046)	(181,958)	(5,972,215)
Net change in unrealized appreciation/depreciation on:
Investments	61,104,222	3,126,353	29,693,324
Foreign currency translations	-	-	-
Net change in unrealized appreciation/depreciation	61,104,222	3,126,353	29,693,324
Net realized and unrealized gain (loss)	48,318,176	2,944,395	23,721,109

Net Increase (Decrease) in Net Assets from Operations	$53,140,261	$3,347,219	$24,239,341

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$522,901	$798,517
Net realized gain (loss) on investments and foreign currency transactions	2,414,196	1,441,808
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,901,853	(19,560,846)
Net increase (decrease) in net assets resulting from operations	6,838,950	(17,320,521)

Distributions to Shareholders:
Distributions	-	(3,362,473)
Total distributions to shareholders	-	(3,362,473)

Capital Transactions:
Class I:
Net proceeds from shares sold	6,249,896	11,950,209
Reinvestment of distributions	-	1,863,337
Cost of shares redeemed	(20,208,722)	(19,659,867)
Net increase (decrease) in net assets from capital transactions	(13,958,826)	(5,846,321)

Total increase (decrease) in net assets	(7,119,876)	(26,529,315)

Net Assets:
Beginning of period	67,499,321	94,028,636
End of period	$60,379,445	$67,499,321
Capital Share Transactions:
Class I:
Shares sold	457,468	851,183
Shares reinvested	-	139,367
Shares redeemed	(1,474,412)	(1,478,728)
Net increase (decrease) in capital share transactions	(1,016,944)	(488,178)

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,155,236	$4,795,216
Net realized gain (loss) on investments and foreign currency transactions	(10,320,475)	(16,645,594)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	48,892,829	(78,175,877)
Net increase (decrease) in net assets resulting from operations	42,727,590	(90,026,255)

Distributions to Shareholders:
Distributions	-	(4,698,478)
Total distributions to shareholders	-	(4,698,478)

Capital Transactions:
Class I:
Net proceeds from shares sold	72,066,955	251,614,897
Reinvestment of distributions	-	3,779,794
Cost of shares redeemed[1]	(88,842,301)	(173,569,655)
Net increase (decrease) in net assets from capital transactions	(16,775,346)	81,825,036

Total increase (decrease) in net assets	25,952,244	(12,899,697)

Net Assets:
Beginning of period	378,576,806	391,476,503
End of period	$404,529,050	$378,576,806
Capital Share Transactions:
Class I:
Shares sold	5,889,338	20,923,900
Shares reinvested	-	321,959
Shares redeemed	(7,417,006)	(14,854,261)
Net increase (decrease) in capital share transactions	(1,527,668)	6,391,598

[1]	Net of redemption fee proceeds of $8,307 and $19,782, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$198,895	$297,428
Net realized gain (loss) on investments	(231,581)	(59,614)
Net change in unrealized appreciation/depreciation on investments	293,526	(751,389)
Net increase (decrease) in net assets resulting from operations	260,840	(513,575)

Distributions to Shareholders:
Distributions	(199,399)	(298,841)
Total distributions to shareholders	(199,399)	(298,841)

Capital Transactions:
Class I:
Net proceeds from shares sold	173,488	807,903
Reinvestment of distributions	185,605	277,666
Cost of shares redeemed[1]	(1,071,474)	(711,058)
Net increase (decrease) in net assets from capital transactions	(712,381)	374,511

Total increase (decrease) in net assets	(650,940)	(437,905)

Net Assets:
Beginning of period	8,174,233	8,612,138
End of period	$7,523,293	$8,174,233
Capital Share Transactions:
Class I:
Shares sold	18,204	83,647
Shares reinvested	19,524	28,896
Shares redeemed	(112,809)	(72,926)
Net increase (decrease) in capital share transactions	(75,081)	39,617

[1]	Net of redemption fee proceeds of $0 and $2,685, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,822,085	$9,480,447
Net realized gain (loss) on investments	(12,786,046)	(12,550,443)
Net change in unrealized appreciation/depreciation on investments	61,104,222	(141,394,895)
Net increase (decrease) in net assets resulting from operations	53,140,261	(144,464,891)

Distributions to Shareholders:
Distributions	-	(13,240,849)
Total distributions to shareholders	-	(13,240,849)

Capital Transactions:
Class I:
Net proceeds from shares sold	43,740,134	255,906,985
Reinvestment of distributions	-	12,569,401
Cost of shares redeemed[1]	(101,599,715)	(374,638,971)
Net increase (decrease) in net assets from capital transactions	(57,859,581)	(106,162,585)

Total increase (decrease) in net assets	(4,719,320)	(263,868,325)

Net Assets:
Beginning of period	683,322,271	947,190,596
End of period	$678,602,951	$683,322,271
Capital Share Transactions:
Class I:
Shares sold	2,465,577	13,993,202
Shares reinvested	-	713,765
Shares redeemed	(5,736,159)	(20,931,424)
Net increase (decrease) in capital share transactions	(3,270,582)	(6,224,457)

[1]	Net of redemption fee proceeds of $2,758 and $10,865, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$402,824	$33,215
Net realized gain (loss) on investments	(181,958)	6,750,556
Net change in unrealized appreciation/depreciation on investments	3,126,353	(29,171,704)
Net increase (decrease) in net assets resulting from operations	3,347,219	(22,387,933)

Distributions to Shareholders:
Distributions	-	(9,325,231)
Total distributions to shareholders	-	(9,325,231)

Capital Transactions:
Class I:
Net proceeds from shares sold	17,903,528	37,935,529
Reinvestment of distributions	-	9,125,198
Cost of shares redeemed[1]	(11,974,601)	(40,597,162)
Net increase (decrease) in net assets from capital transactions	5,928,927	6,463,565

Total increase (decrease) in net assets	9,276,146	(25,249,599)

Net Assets:
Beginning of period	190,626,355	215,875,954
End of period	$199,902,501	$190,626,355
Capital Share Transactions:
Class I:
Shares sold	1,274,534	2,646,459
Shares reinvested	-	654,136
Shares redeemed	(867,397)	(2,856,856)
Net increase (decrease) in capital share transactions	407,137	443,739

[1]	Net of redemption fee proceeds of $17 and $7,632, respectively.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$518,232	$878,672
Net realized gain (loss) on investments	(5,972,215)	(2,927,903)
Net change in unrealized appreciation/depreciation on investments	29,693,324	(42,159,025)
Net increase (decrease) in net assets resulting from operations	24,239,341	(44,208,256)

Distributions to Shareholders:
Distributions	-	(1,401,488)
Total distributions to shareholders	-	(1,401,488)

Capital Transactions:
Class I:
Net proceeds from shares sold	14,376,230	60,986,522
Reinvestment of distributions	-	1,353,617
Cost of shares redeemed[1]	(25,635,748)	(27,787,884)
Net increase (decrease) in net assets from capital transactions	(11,259,518)	34,552,255

Total increase (decrease) in net assets	12,979,823	(11,057,489)

Net Assets:
Beginning of period	167,455,371	178,512,860
End of period	$180,435,194	$167,455,371
Capital Share Transactions:
Class I:
Shares sold	803,468	3,240,338
Shares reinvested	-	76,692
Shares redeemed	(1,432,957)	(1,565,121)
Net increase (decrease) in capital share transactions	(629,489)	1,751,909

[1]	Net of redemption fee proceeds of $34 and $3,727, respectively.

See Accompanying Notes to Financial Statements.

Aristotle/Saul Global Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.98	$16.53	$14.18	$12.79	$10.76	$13.29
Income from Investment Operations:
Net investment income (loss) [1]	0.11	0.14	0.11	0.11	0.12	0.13
Net realized and unrealized gain (loss)	1.34	(3.01)	2.65	2.01	2.83	(1.35)
Total from investment operations	1.45	(2.87)	2.76	2.12	2.95	(1.22)

Less Distributions:
From net investment income	-	(0.16)	(0.11)	(0.12)	(0.17)	(0.23)
From net realized gain	-	(0.52)	(0.30)	(0.61)	(0.75)	(1.08)
Total distributions	-	(0.68)	(0.41)	(0.73)	(0.92)	(1.31)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$14.43	$12.98	$16.53	$14.18	$12.79	$10.76

Total return[3]	11.17%[4]	(17.49)%	19.54%	16.68%	27.55%	(9.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,379	$67,499	$94,029	$69,128	$70,240	$64,844
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.99%[5]	0.95%	0.95%	1.07%	1.02%	1.20%
After fees waived and expenses absorbed/recovered	0.80%[5]	0.80%	0.80%	0.80%	0.80%	0.93%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.40%[5]	0.88%	0.55%	0.63%	0.75%	0.71%
After fees waived and expenses absorbed/recovered	1.59%[5]	1.03%	0.70%	0.90%	0.97%	0.98%

Portfolio turnover rate	6%[4]	22%	13%	12%	22%	37%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.98%.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.38	$14.56	$12.80	$11.66	$9.54	$10.74
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.15	0.13	0.10	0.18	0.16
Net realized and unrealized gain (loss)	1.23	(3.19)	1.88	1.11	2.11	(1.22)
Total from investment operations	1.36	(3.04)	2.01	1.21	2.29	(1.06)

Less Distributions:
From net investment income	-	(0.14)	(0.11)	(0.07)	(0.15)	(0.14)
From net realized gain	-	-	(0.14)	-	(0.02)	-
From return of capital	-	-	-[2]	-	-	-
Total distributions	-	(0.14)	(0.25)	(0.07)	(0.17)	(0.14)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$12.74	$11.38	$14.56	$12.80	$11.66	$9.54

Total return[3]	11.95%[4]	(20.91)%	15.79%	10.40%	23.98%	(9.89)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$404,529	$378,577	$391,477	$245,021	$91,225	$45,636
Ratio of expenses to average net assets (including tax reclaim service fees):
Before fees waived and expenses absorbed/recovered	0.94%[5]	0.94%	0.93%	1.04%	1.17%	1.42%
After fees waived and expenses absorbed/recovered	0.80%[5]	0.80%	0.80%	0.80%	0.80%	0.88%[6]
Ratio of net investment income (loss) to average net assets (including tax reclaim service fees):
Before fees waived and expenses absorbed/recovered	2.04%[5]	1.12%	0.78%	0.72%	1.26%	0.90%
After fees waived and expenses absorbed/recovered	2.18%[5]	1.26%	0.91%	0.96%	1.63%	1.44%

Portfolio turnover rate	11%[4]	18%	10%	14%	11%	17%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle International Equity Fund

FINANCIAL HIGHLIGHTS - Continued

Class I

[6]	Effective September 1, 2018, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.80% of average daily net assets of the Fund. Prior to September 1, 2018, the annual operating expense limitation was 0.93%.

See Accompanying Notes to Financial Statements.

Aristotle Strategic Credit Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.42	$10.40	$10.46	$10.07	$9.39	$9.96
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.35	0.32	0.32	0.40	0.41
Net realized and unrealized gain (loss)	0.07	(0.97)	(0.06)	0.39	0.68	(0.56)
Total from investment operations	0.30	(0.62)	0.26	0.71	1.08	(0.15)

Less Distributions:
From net investment income	(0.23)	(0.36)	(0.32)	(0.32)	(0.40)	(0.42)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.23)	(0.36)	(0.32)	(0.32)	(0.40)	(0.42)

Redemption fee proceeds[1]	-	- [2]	-	-	-	-
Net asset value, end of period	$9.49	$9.42	$10.40	$10.46	$10.07	$9.39

Total return [3]	3.23%[4]	(6.02)%	2.56%	7.26%	11.71%	(1.58)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,523	$8,174	$8,612	$8,631	$5,972	$4,818
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.61%[5]	2.68%	2.72%	3.22%	3.94%	4.03%
After fees waived and expenses absorbed/recovered	0.62%[5]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.80%[5]	1.61%	0.94%	0.60%	0.69%	0.80%
After fees waived and expenses absorbed/recovered	4.79%[5]	3.67%	3.04%	3.20%	4.01%	4.21%

Portfolio turnover rate	23%[4]	34%	104%	46%	54%	89%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Value Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$17.14	$20.55	$16.83	$14.79	$11.29	$12.64
Income from Investment Operations:
Net investment income (loss) [1]	0.13	0.21	0.16	0.13	0.13	0.13
Net realized and unrealized gain (loss)	1.28	(3.29)	4.03	2.00	3.50	(1.33)
Total from investment operations	1.41	(3.08)	4.19	2.13	3.63	(1.20)

Less Distributions:
From net investment income	-	(0.21)	(0.13)	(0.09)	(0.13)	(0.07)
From net realized gain	-	(0.12)	(0.34)	-	-	(0.08)
Total distributions	-	(0.33)	(0.47)	(0.09)	(0.13)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$18.55	$17.14	$20.55	$16.83	$14.79	$11.29

Total return[3]	8.23%[4]	(15.04)%	24.90%	14.38%	32.18%	(9.53)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$678,603	$683,322	$947,191	$396,792	$99,537	$98,731
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.72%[5]	0.71%	0.71%	0.79%	0.93%	0.96%
After fees waived and expenses absorbed/recovered	0.69%[5]	0.69%	0.69%	0.70%[6]	0.78%	0.78%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.41%[5]	1.16%	0.78%	0.83%	0.82%	0.89%
After fees waived and expenses absorbed/recovered	1.44%[5]	1.18%	0.80%	0.92%	0.97%	1.07%

Portfolio turnover rate	3%[4]	20%	14%	14%	86%	18%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective March 1, 2020, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of average daily net assets of the Fund. Prior to March 1, 2020, the annual operating expense limitation was 0.78%.

See Accompanying Notes to Financial Statements.

Aristotle Small Cap Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$13.67	$15.99	$13.90	$12.96	$10.74	$12.83
Income from Investment Operations:
Net investment income (loss) [1]	0.03	-	(0.01)	0.01	0.01	0.01
Net realized and unrealized gain (loss)	0.23	(1.63)	2.61	1.19	2.41	(1.56)
Total from investment operations	0.26	(1.63)	2.60	1.20	2.42	(1.55)

Less Distributions:
From net investment income	-	-	- [2]	- [2]	- [2]	(0.01)
From net realized gain	-	(0.69)	(0.51)	(0.26)	(0.20)	(0.53)
Total distributions	-	(0.69)	(0.51)	(0.26)	(0.20)	(0.54)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$13.93	$13.67	$15.99	$13.90	$12.96	$10.74

Total return[3]	1.90%[4]	(10.26)%	18.87%	9.31%	22.59%	(12.29)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$199,903	$190,626	$215,876	$161,570	$117,255	$40,902
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.00%[5]	1.01%	1.00%	1.13%	1.16%	1.44%
After fees waived and expenses absorbed/recovered	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.30%[5]	(0.09)%	(0.16)%	(0.17)%	(0.21)%	(0.46)%
After fees waived and expenses absorbed/recovered	0.40%[5]	0.02%	(0.06)%	0.06%	0.05%	0.08%

Portfolio turnover rate	4%[4]	19%	14%	24%	59%	94%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Core Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.89	$21.87	$17.86	$14.33	$10.66	$11.42
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.09	0.07	0.10	0.09	0.08
Net realized and unrealized gain (loss)	2.50	(4.93)	4.28	3.58	3.67	(0.72)
Total from investment operations	2.55	(4.84)	4.35	3.68	3.76	(0.64)

Less Distributions:
From net investment income	-	(0.08)	(0.06)	(0.07)	(0.07)	(0.07)
From net realized gain	-	(0.06)	(0.28)	(0.08)	(0.02)	(0.05)
Total distributions	-	(0.14)	(0.34)	(0.15)	(0.09)	(0.12)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$19.44	$16.89	$21.87	$17.86	$14.33	$10.66

Total return[3]	15.10%[4]	(22.15)%	24.34%	25.69%	35.24%	(5.66)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$180,435	$167,455	$178,513	$90,679	$27,269	$10,755
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.78%[5]	0.79%	0.79%	0.96%	1.47%	2.59%
After fees waived and expenses absorbed/recovered	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.46%[5]	0.37%	0.19%	0.31%	(0.15)%	(1.28)%
After fees waived and expenses absorbed/recovered	0.59%[5]	0.51%	0.33%	0.62%	0.67%	0.66%

Portfolio turnover rate	10%[4]	18%	8%	20%	18%	32%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See Accompanying Notes to Financial Statements.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Note 1 – Organization

Aristotle/Saul Global Equity Fund (the ‘‘Global Equity Fund’’), Aristotle International Equity Fund (the “International Equity Fund”), Aristotle Strategic Credit Fund (the “Strategic Credit Fund”), Aristotle Value Equity Fund (the “Value Equity Fund”), Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund”) and Aristotle Core Equity Fund (the “Core Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Global Equity Fund’s primary investment objective is to maximize long-term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

The International Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 31, 2014.

The Strategic Credit Fund’s primary investment objectives are to seek income and capital appreciation. The Fund commenced investment operations on December 31, 2014.

The Value Equity Fund’s primary investment objective is to maximize long-term capital appreciation. The Fund commenced investment operations on August 31, 2016.

The Small Cap Equity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on October 30, 2015.

The Core Equity Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on March 31, 2017.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(b) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended June 30, 2023 and during the open tax years ended December 31, 2020-2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Global Equity Fund, International Equity Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund will make distributions of net investment income, if any, at least annually, typically in December. The Strategic Credit Fund will make distributions of net investment income monthly. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with Aristotle Capital Management, LLC, Aristotle Credit Partners, LLC, Aristotle Capital Boston, LLC and Aristotle Atlantic Partners, LLC (the “Advisors”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the respective Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

	Investment Advisors	Investment Advisory Fees
Global Equity Fund	Aristotle Capital Management, LLC	0.70%
International Equity Fund	Aristotle Capital Management, LLC	0.70%
Strategic Credit Fund	Aristotle Credit Partners, LLC	0.47%
Value Equity Fund	Aristotle Capital Management, LLC	0.60%
Small Cap Equity Fund	Aristotle Capital Boston, LLC	0.75%
Core Equity Fund	Aristotle Atlantic Partners, LLC	0.50%

The respective Advisor for each Fund has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims pertaining to the Global Equity Fund and the International Equity Fund, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).

The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund:

	Agreement Expires	Total Limit on Annual Operating Expenses†
Global Equity Fund	April 30, 2024	0.80%
International Equity Fund	April 30, 2024	0.80%
Strategic Credit Fund	April 30, 2024	0.62%
Value Equity Fund	April 30, 2024	0.69%
Small Cap Equity Fund	April 30, 2024	0.90%
Core Equity Fund	April 30, 2024	0.65%

† The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

For the six months ended June 30, 2023, the respective Advisor waived its advisory fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
Global Equity Fund	$61,336	$-	$61,336
International Equity Fund	270,864	-	270,864
Strategic Credit Fund	19,493	63,186	82,679
Value Equity Fund	105,641	-	105,641
Small Cap Equity Fund	102,847	-	102,847
Core Equity Fund	113,163	-	113,163

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. Each Advisor may recapture all or a portion of these amounts no later than December 31, of the years stated below:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
2023	$166,116	$310,272	$190,652	$185,067	$291,617	$159,869
2024	125,157	413,988	169,449	145,899	200,374	200,627
2025	119,136	541,736	166,966	152,541	206,121	235,768
2026	61,336	270,864	82,679	105,641	102,847	113,163
Total	$471,745	$1,536,860	$609,746	$589,148	$800,959	$709,427

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2023 are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2023, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2023, the gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund
Cost of investments	$43,970,746	$363,271,314	$7,601,972

Gross unrealized appreciation	$17,122,056	$58,087,249	$13,977
Gross unrealized depreciation	(1,423,796)	(18,200,938)	(411,858)
Net unrealized appreciation (depreciation) on investments	$15,698,260	$39,886,311	$(397,881)

	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Cost of investments	$577,406,924	$186,235,302	$145,565,593

Gross unrealized appreciation	$131,592,596	$44,118,634	$42,775,889
Gross unrealized depreciation	(31,081,675)	(30,583,330)	(7,702,697)
Net unrealized appreciation (depreciation) on investments	$100,510,921	$13,535,304	$35,073,192

Any differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund	Strategic Credit Fund
Undistributed ordinary income	$12,559	$25,936	$1,240
Undistributed long-term capital gains	-	-	--
Tax accumulated earnings	12,559	25,936	1,240

Accumulated capital and other losses	(161,046)	(12,778,343)	(127,755)
Net unrealized appreciation (depreciation) on investments	11,810,986	(9,005,600)	(691,407)
Net unrealized depreciation on foreign currency	(2,104)	(15,541)	-
Unrealized deferred compensation	(7,809)	(8,672)	(7,255)
Total accumulated earnings (deficit)	$11,652,586	$(21,782,220)	$(825,177)

	Value Equity Fund	Small Cap Equity Fund	Core Equity Fund
Undistributed ordinary income	$980,835	$99,382	$80,586
Undistributed long-term capital gains	-	631,149	-
Tax accumulated earnings	980,835	730,531	80,586

Accumulated capital and other losses	(10,533,860)	-	(2,818,016)
Net unrealized appreciation on investments	39,406,699	10,418,362	5,379,868
Unrealized deferred compensation	(10,215)	(8,069)	(7,837)
Total accumulated earnings	$29,843,459	$11,140,824	$2,634,601

The tax character of the distributions paid during the fiscal year ended December 31, 2022 and December 31, 2021 were as follows:

	Global Equity Fund		International Equity Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary income	$786,248	$615,067	$4,698,478	$2,924,031
Net long-term capital gains	2,576,225	1,677,486	-	3,710,893
Return of Capital	-	-	-	26,883
Total distributions paid	$3,362,473	$2,292,553	$4,698,478	$6,661,807

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

	Strategic Credit Fund		Value Equity Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary income	$298,841	$247,330	$8,597,840	$10,075,362
Net long-term capital gains	-	-	4,643,009	10,888,325
Return of Capital	-	-	-	-
Total distributions paid	$298,841	$247,330	$13,240,849	$20,963,687

	Small Cap Equity Fund		Core Equity Fund
Distributions paid from:	2022	2021	2022	2021
Ordinary income	$-	$1,580,902	$803,097	$1,230,443
Net long-term capital gains	9,325,231	5,221,878	598,391	1,428,890
Return of Capital	-	-	-	-
Total distributions paid	$9,325,231	$6,802,780	$1,401,488	$2,659,333

As of December 31, 2022, the Global Equity Fund had post-October capital losses of $161,046 which are deferred until January 1, 2023 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2022, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
Global Equity Fund	$-	$-	$-
International Equity Fund	1,160,354	11,617,989	12,778,343
Strategic Credit Fund	102,584	25,171	127,755
Value Equity Fund	1,982,637	8,551,223	10,533,860
Small Cap Equity Fund	-	-	-
Core Equity Fund	2,107,121	710,895	2,818,016

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2023 and year ended December 31, 2022, redemption fees were as follows:

	Six Months ended June 30, 2023	Year Ended December 31, 2022
Global Equity Fund	$-	$-
International Equity Fund	8,307	19,782
Strategic Credit Fund	-	2,685
Value Equity Fund	2,758	10,865
Small Cap Equity Fund	17	7,632
Core Equity Fund	34	3,727

Note 6 – Investment Transactions

For the six months ended June 30, 2023, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Global Equity Fund	$3,799,117	$16,829,421
International Equity Fund	39,581,057	60,405,215
Strategic Credit Fund	1,851,382	2,702,166
Value Equity Fund	17,130,466	59,669,006
Small Cap Equity Fund	13,871,687	8,361,047
Core Equity Fund	16,624,747	27,902,293

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2023, the International Equity Fund, the Small Cap Equity Fund and the Core Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Funds’ assets carried at fair value:

Global Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$58,776,873	$-	$-	$58,776,873
Short-Term Investments	892,133	-	-	892,133
Total Investments	$59,669,006	$-	$-	$59,669,006

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$389,117,789	$-	$-	$389,117,789
Short-Term Investments	14,039,836	-	-	14,039,836
Total Investments	$403,157,625	$-	$-	$403,157,625

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Strategic Credit Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$7,087,319	$-	$7,087,319
Preferred Stocks[1]	69,348	-	-	69,348
Short-Term Investments	47,424	-	-	47,424
Total Investments	$116,772	$7,087,319	$-	$7,204,091

Value Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$667,690,119	$-	$-	$667,690,119
Short-Term Investments	10,227,726	-	-	10,227,726
Total Investments	$677,917,845	$-	$-	$677,917,845

Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$188,270,488	$-	$-	$188,270,488
Exchange-Traded Funds	5,279,079	-	-	5,279,079
Short-Term Investments	6,221,039	-	-	6,221,039
Total Investments	$199,770,606	$-	$-	$199,770,606

Core Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$177,123,886	$-	$-	$177,123,866
Short-Term Investments	3,514,899	-	-	3,514,899
Total Investments	$180,638,785	$-	$-	$180,638,785

[1]	All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification and major industry classification, please refer to the Schedule of Investments.
[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Note 10 – Unfunded Commitments

The Strategic Credit Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statements of Assets and Liabilities.

As of June 30, 2023, the Strategic Credit Fund had no unfunded loan commitments outstanding.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Aristotle Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 13 – Plan of Reorganization

At a meeting held on June 13-14, 2023, the Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization for each of the Aristotle/Saul Global Equity Fund, Aristotle International Equity Fund, Aristotle Value Equity Fund, Aristotle Small Cap Equity Fund and Aristotle Core Equity Fund (each, an “Acquired Fund”), each a series of the Trust, providing for the reorganization of each Acquired Fund into a corresponding series (each, an “Acquiring Fund”) of Aristotle Funds Series Trust, as noted in the table below. The reorganization of each Acquired Fund is subject to approval by shareholders. Aristotle Strategic Credit Fund will not be included in the reorganizations described above, and instead will be liquidated on or about August 31, 2023.

Acquired Fund		Acquiring Fund
Aristotle/Saul Global Equity Fund	>	Aristotle/Saul Global Equity Fund II
Aristotle International Equity Fund	>	Aristotle International Equity Fund II
Aristotle Value Equity Fund	>	Aristotle Value Equity Fund II
Aristotle Small Cap Equity Fund	>	Aristotle Small Cap Equity Fund II
Aristotle Core Equity Fund	>	Aristotle Core Equity Fund II

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Aristotle Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Global Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/23	6/30/23	1/1/23 – 6/30/23
Actual Performance	$ 1,000.00	$ 1,111.70	$ 4.19
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

International Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/23	6/30/23	1/1/23 – 6/30/23
Actual Performance	$ 1,000.00	$ 1,119.50	$ 4.20
Hypothetical (5% annual return before expenses)	1,000.00	1,020.83	4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Strategic Credit Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/23	6/30/23	1/1/23 – 6/30/23
Actual Performance	$ 1,000.00	$ 1,032.30	$ 3.13
Hypothetical (5% annual return before expenses)	1,000.00	1,021.72	3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver and other expenses absorbed. Assumes all dividends and distributions were reinvested.

Value Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/23	6/30/23	1/1/23 – 6/30/23
Actual Performance	$ 1,000.00	$ 1,082.30	$ 3.56
Hypothetical (5% annual return before expenses)	1,000.00	1,021.37	3.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/23	6/30/23	1/1/23 – 6/30/23
Actual Performance	$ 1,000.00	$ 1,019.00	$ 4.50
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Aristotle Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

Core Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/23	6/30/23	1/1/23 – 6/30/23
Actual Performance	$ 1,000.00	$ 1,151.00	$ 3.47
Hypothetical (5% annual return before expenses)	1,000.00	1,021.57	3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Aristotle Funds

Each a series of Investment Managers Series Trust

Investment Advisors

Aristotle Capital Management, LLC

11100 Santa Monica Boulevard, Suite 1700

Los Angeles, California 90025

Aristotle Credit Partners, LLC

840 Newport Center Drive, Suite 600

Newport Beach, California 92660

Aristotle Capital Boston, LLC

One Federal Street, 36th Floor

Boston, Massachusetts 02110

Aristotle Atlantic Partners, LLC

50 Central Avenue, Suite 750

Sarasota, Florida 34236

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Aristotle/Saul Global Equity Fund – Class I	ARSOX	461 418 287
Aristotle International Equity Fund – Class I	ARSFX	461 41P 297
Aristotle Strategic Credit Fund – Class I	ARSSX	461 41Q 824
Aristotle Value Equity Fund – Class I	ARSQX	461 41Q 634
Aristotle Small Cap Equity Fund – Class I	ARSBX	461 41Q 626
Aristotle Core Equity Fund – Class I	ARSLX	461 41Q 360

Privacy Principles of the Aristotle Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Aristotle Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 661-6691 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 661-6691, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 661-6691.

Aristotle Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 661-6691

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/8/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/8/2023